Note 12 - Other Liabilities (Details) - Components of Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Other Liabilities [Abstract]
Accrued interest payable	$ 395	$ 315
Supplemental Executive Retirement Plan	1,091	828
Accrued salary expense	689	609
Other	449	368
Total	$ 2,624	$ 2,120